Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 135,000
Previously Paid Amount	0.00
Total Fee Amount	11.75
Total Offset Amount	0.00
Net Fee	11.75
Narrative - Max Aggregate Offering Price	$ 135,000
Final Prospectus	true